Expense Example {- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-07 - Fidelity Managed Retirement 2015 Fund - Class K	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456